Expense Example - Investor Class and Class H - Inverse NASDAQ-100 Strategy Fund	Investor Class 1 Year	Investor Class 3 Years	Investor Class 5 Years	Investor Class 10 Years	Class H 1 Year	Class H 3 Years	Class H 5 Years	Class H 10 Years
USD ($)	157	491	848	1,855	183	568	979	2,126